Taxation - Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 27,600	167,076	196,666	(165,032)
Income tax computed at the statutory tax rate of 25%	6,900	41,769	49,167	(41,258)
Effect of different tax rates in different jurisdictions	1,307	7,910	5,506	7,809
Goodwill impairment				75,041
Non-deductible expenses	229	1,393	4,495	1,839
Effect of preferential tax rate				(1,699)
Effect of tax rate changes				(168)
Interests and penalties on unrecognized tax positions	1,622	9,822	7,515	4,756
Changes of valuation allowance	(152)	(921)	(4,497)
Withholding tax	2,628	15,907
Income tax (benefit) expense	$ 12,534	75,880	62,186	46,320